Interests in associates and joint ventures - Interest joint ventures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Orange Concessions
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	0.50%
Orange Concessions and its subsidiaries
Interests in associates and joint ventures
Ownership interest in joint venture	0.50%
Investments in joint ventures accounted for using equity method	€ 1,047	€ 1,057
Swiatlowod Inwestycje
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	0.50%
Swiatlowod Inwestycje Sp. z o.o. (FiberCo in Poland)
Interests in associates and joint ventures
Ownership interest in joint venture	0.50%
Investments in joint ventures accounted for using equity method	€ 334	306
Mauritius Telecom
Interests in associates and joint ventures
Main co-shareholders ownership interest in joint venture	0.34%
Ownership interest in joint venture	0.40%
Investments in joint ventures accounted for using equity method	€ 74	72
Other joint venture
Interests in associates and joint ventures
Investments in joint ventures accounted for using equity method	€ 17	€ 17